Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value of the Plan’s investments are determined in accordance with a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The fair value measurement level of the investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:
Registered investment companies
Registered investment company shares are valued at the closing price reported in the active market in which the individual securities are traded.
Collective investment trusts
Collective investment trusts are composed of non-benefit-responsive investment funds that invest in open-end mutual funds and collective investment trusts that have investments in fully-benefit responsive investment contracts. The Plan’s investments in the non-benefit responsive investment funds consist primarily of investments in underlying affiliated investment companies, which are valued at fair value based on their respective daily net asset values in accordance with Trust-approved pricing procedures. The Plan has investments in the PIMCO Stable Income Fund which invests in fully-benefit responsive investment contracts. The PIMCO Stable Income Fund is valued at fair value based on the respective daily net asset value in accordance with Trust-approved pricing procedures. There are no restrictions on participant redemptions of the Plan’s investments in collective investment trusts except for equity wash provisions that relate to participant transactions in and out of the PIMCO Stable Income Fund.
Common stock and exchange traded funds
The Plan’s investment in common stock of the Company is held in a unitized account made available to participants as the SEI Company Stock Fund. The Plan's investments in common stock and exchange traded funds are stated at fair value as quoted on nationally recognized securities exchanges on the last business day of the Plan year.
The measurement methods as described above may not be indicative of net realizable value and/or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used as of December 31, 2025.
The Plan’s investments measured at fair value on a recurring basis was determined using the following inputs:

		Fair Value Measurements at Reporting Date Using
Investments at fair value	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)
Registered investment companies:
Fixed income funds	$4,403,443	$4,403,443
Money market funds	1,229,039	1,229,039
Participant-directed brokerage account (1)	69,152,408	69,152,408
Common stock of the Company	38,414,559	38,414,559
Collective investment trusts	908,790,392	908,790,392
Total investments at fair value	$1,021,989,841	$1,021,989,841

		Fair Value Measurements at Reporting Date Using
Investments at fair value	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)
Registered investment companies:
Fixed income funds	$3,094,577	$3,094,577
Money market funds	1,122,220	1,122,220
Participant-directed brokerage account (1)	51,631,300	51,631,300
Common stock of the Company	38,837,110	38,837,110
Collective investment trusts	780,891,457	780,891,457
Total investments at fair value	$875,576,664	$875,576,664
(1) Underlying investments in the participant-directed brokerage account consist of registered investment company mutual funds and exchange traded funds.